REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE NON-CONTROLLING INTERESTS
Schedule of movement of redeemable non-controlling interests

Movement of redeemable non-controlling interests of Zhejiang Jinko are presented as follows (RMB in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
At beginning of year	—	1,535,926
Recognition of redeemable non-controlling interest	1,500,000	—
Dividend distribution	—	(76,750)
Net income attribution to redeemable non-controlling interests	35,926	85,882
At end of year	1,535,926	1,545,058